Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2021
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST II
CIK	dei_EntityCentralIndexKey	0001557156
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 29, 2021
Effective Date	dei_DocumentEffectiveDate	Dec. 29, 2021
Prospectus Date	rr_ProspectusDate	Dec. 29, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Goldman Sachs Target Date Retirement Portfolio | Class A Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GTAHX
Goldman Sachs Target Date Retirement Portfolio | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GTIHX
Goldman Sachs Target Date Retirement Portfolio | Service Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GTVHX
Goldman Sachs Target Date Retirement Portfolio | Investor Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GTMHX
Goldman Sachs Target Date Retirement Portfolio | Class R Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GTRHX
Goldman Sachs Target Date Retirement Portfolio | Class R6 Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GTZHX
Goldman Sachs Target Date 2025 Portfolio | Class A Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GTADX
Goldman Sachs Target Date 2025 Portfolio | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GTIFX
Goldman Sachs Target Date 2025 Portfolio | Service Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GTVFX
Goldman Sachs Target Date 2025 Portfolio | Investor Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GTMFX
Goldman Sachs Target Date 2025 Portfolio | Class R Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GTRDX
Goldman Sachs Target Date 2025 Portfolio | Class R6 Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GTZFX
Goldman Sachs Target Date 2030 Portfolio | Class A Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GTAJX
Goldman Sachs Target Date 2030 Portfolio | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GTIJX
Goldman Sachs Target Date 2030 Portfolio | Service Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GTVJX
Goldman Sachs Target Date 2030 Portfolio | Investor Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GTMJX
Goldman Sachs Target Date 2030 Portfolio | Class R Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GTRJX
Goldman Sachs Target Date 2030 Portfolio | Class R6 Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GTZJX
Goldman Sachs Target Date 2035 Portfolio | Class A Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GTALX
Goldman Sachs Target Date 2035 Portfolio | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GTIOX
Goldman Sachs Target Date 2035 Portfolio | Service Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GTVOX
Goldman Sachs Target Date 2035 Portfolio | Investor Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GTMPX
Goldman Sachs Target Date 2035 Portfolio | Class R Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GTROX
Goldman Sachs Target Date 2035 Portfolio | Class R6 Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GTZLX
Goldman Sachs Target Date 2040 Portfolio | Class A Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GTAMX
Goldman Sachs Target Date 2040 Portfolio | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GTIMX
Goldman Sachs Target Date 2040 Portfolio | Service Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GTVMX
Goldman Sachs Target Date 2040 Portfolio | Investor Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GTMMX
Goldman Sachs Target Date 2040 Portfolio | Class R Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GTRMX
Goldman Sachs Target Date 2040 Portfolio | Class R6 Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GTZMX
Goldman Sachs Target Date 2045 Portfolio | Class A Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GTAQX
Goldman Sachs Target Date 2045 Portfolio | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GTIQX
Goldman Sachs Target Date 2045 Portfolio | Service Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GTVEX
Goldman Sachs Target Date 2045 Portfolio | Investor Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GTMQX
Goldman Sachs Target Date 2045 Portfolio | Class R Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GTREX
Goldman Sachs Target Date 2045 Portfolio | Class R6 Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GTZQX
Goldman Sachs Target Date 2050 Portfolio | Class A Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GTASX
Goldman Sachs Target Date 2050 Portfolio | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GTIPX
Goldman Sachs Target Date 2050 Portfolio | Service Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GTVSX
Goldman Sachs Target Date 2050 Portfolio | Investor Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GTMAX
Goldman Sachs Target Date 2050 Portfolio | Class R Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GTRSX
Goldman Sachs Target Date 2050 Portfolio | Class R6 Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GTZSX
Goldman Sachs Target Date 2055 Portfolio | Class A Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GTANX
Goldman Sachs Target Date 2055 Portfolio | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GTIWX
Goldman Sachs Target Date 2055 Portfolio | Service Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GTVIX
Goldman Sachs Target Date 2055 Portfolio | Investor Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GTMWX
Goldman Sachs Target Date 2055 Portfolio | Class R Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GTRZX
Goldman Sachs Target Date 2055 Portfolio | Class R6 Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GTZWX
Goldman Sachs Target Date 2060 Portfolio | Class A Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GTBAX
Goldman Sachs Target Date 2060 Portfolio | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GTBCX
Goldman Sachs Target Date 2060 Portfolio | Service Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GTBSX
Goldman Sachs Target Date 2060 Portfolio | Investor Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GTBIX
Goldman Sachs Target Date 2060 Portfolio | Class R Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GTBRX
Goldman Sachs Target Date 2060 Portfolio | Class R6 Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GTBBX